Note 7 - Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2022	2021

Executive compensation and benefits	$1,793,894	$1,418,101
Share-based compensation	1,046,371	588,925

	2,840,265	2,007,026